Form N-1A Cover	Aug. 29, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	HOTCHKIS & WILEY FUNDS /DE/
Entity Central Index Key	0001145022
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 29, 2025
Prospectus Date	Aug. 29, 2025